Stock-Based Compensation Costs (Detail) (USD $)	3 Months Ended		12 Months Ended		89 Months Ended	92 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation costs	$ 464,027	$ 167,545	$ 722,811	$ 822,452	$ 3,671,215	$ 4,135,242
Research and Development
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation costs	218,266	28,757	280,828	372,800	1,684,605	1,902,871
General and Administrative
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation costs	$ 245,761	$ 138,788	$ 441,983	$ 449,652	$ 1,986,610	$ 2,232,371